Investment properties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment properties
Beginning balance	¥ 23,065,000
Fair value loss of investment properties	(154,000)
Ending balance	22,911,000	¥ 23,065,000
Investment properties pledged as security for bank loans	22,911,000
Fair value
Investment properties
Beginning balance	23,065,000
Transfer from property, plant and equipment		23,065,000
Fair value loss of investment properties	(154,000)
Ending balance	¥ 22,911,000	¥ 23,065,000